Research and development expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	$ 73,953	$ 50,180	$ 43,035
Employee expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	15,245	14,374	5,398
Services expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	35,799	31,793	15,879
Material expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	16,108	3,776	3,368
Consulting expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	6,710	6,921	5,280
Change in contingent consideration liabilities (Note 19)
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	0	(6,870)	12,938
Depreciation and amortization expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	$ 91	$ 186	$ 172